PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Property and Equipment

Estimated Useful Lives	Life
Buildings	25 years
Leasehold Improvements	15 years
Furniture, fixtures and equipment	3-15 years
The following table summarizes property and equipment, net of accumulated depreciation and amortization as of December 31,

	2022	2021
Land	$11,472	$—
Buildings and improvements	36,257	3,240
Leasehold improvements	14,226	7,097
Equipment	5,416	4,367
Furniture and fixtures	2,560	312
Technology development	15,824	12,879
Vehicles	7,718	1,525
Total property and equipment	93,473	29,420
Less: accumulated depreciation and amortization	17,395	8,003
Total	$76,078	$21,417